Sohu.com Limited Shareholders' Equity (Sohu Management Sogou Share Option Arrangement, Share Repurchase Transaction) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,094	$ 41,468	$ 19,120
Sogou [Member] | Pre-IPO [Member] | Former President and CFO of Sohu Group [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate repurchased shares	720,000
Aggregate price of repurchased shares	$ 7,200
Share-based compensation expense	$ 4,000